Capital Stock (Tables)	12 Months Ended
Mar. 31, 2020
Capital Stock [Abstract]
Common shares: Unlimited number of common shares without par value
	2020		2019
	Ordinary Shares	Amount	Ordinary Shares	Amount
Balance, beginning of period	10,857,900	$116,237	2,807,199	$23,654
Shares issued on acquisition of Intensity Holding Limited (i)	129,806	1,298	—	—
Expiration of unexercised stock options	—	282	—	—
Shares issued on acquisition of SalvaRx (ii)	—	—	8,050,701	92,583
Balance, end of period	10,987,706	$117,817	10,857,900	$116,237

(i) On July 11, 2019, the Company issued 129,806 ordinary shares acquire IHL, a wholly-owned subsidiary of Fast Forward, (see Note 8) for $1.3 million.

(ii) On January 8, 2019, the Company issued 8,050,701 ordinary shares to acquire SalvaRx (see Note 9).  The total consideration of $92.6 million was based on the quoted market price of $0.115 per share on January 8, 2019.